Stockholders' Equity (Details) (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Nov. 18, 2013
Details
Shares, Issued					2,259,393
Stock issued	$ 4,332,975	$ 0	$ 0	$ 0
Underwriting Discounts, commission and direct costs incurred in connection with offering	$ 592,501